Significant Transactions (Details) - Schedule of financial information combined results of operations - 365 Cannabis [Member] $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Significant Transactions (Details) - Schedule of financial information combined results of operations [Line Items]
Revenue	$ 7,407
Net loss	$ (6,574)